EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Issued (repurchased)
Number of Common Shares Held by the Company	34,000,896	29,188,231	34,000,896	29,188,231	34,000,896	30,569,215	29,188,231	27,846,452
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	956,988,539	958,560,408	958,773,120	958,168,417
Issued (repurchased)
Repurchases (in shares)	(11,496)	(132,948)	(5,243,120)	(2,041,676)
Long-term share ownership plans (in shares)	449,598	227,738	3,845,693	2,470,528
Dividend reinvestment plan and others (in shares)	55,656	64,390	106,604	122,319
Ending balance (in shares)	957,482,297	958,719,588	957,482,297	958,719,588